Cash Flows Received from or Paid to SPEs for All Securitization Activities (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Proceeds from new securitizations	¥ 28,305	¥ 42,922
Servicing fees received	385	419
Cash flows received on interests that continue to be held	29,336	23,740
Repurchases of ineligible assets	¥ (18,487)	¥ (20,219)